Non-controlling interests	12 Months Ended
Oct. 31, 2019
Non-controlling interests [Abstract]
Non-controlling interests
32 Non-controlling interests
The Group has minority shareholders in one subsidiary, Novell Japan Ltd.
On October 25, 2019, a payment of 340,700 JPY ($3,140) was made to acquire 170,350 ordinary 1 JPY shares held. This payment increased the Group’s shareholding from 81.05% to 84.24%.

	October 31, 2019	October 31, 2018	April 30, 2017
	$m	$m	$m
At November 1 / May 1	1.0	0.9	1.0
Share of profit after tax	0.3	0.1	(0.1)
At October 31	1.3	1.0	0.9

Non-controlling interests relate to the companies detailed below:

Company name	Country of incorporation and principal place of business	October 31, 2019 Proportion held	October 31, 2018 Proportion held	April 30, 2017 Proportion held
Novell Japan Ltd	Japan	84.24%	81.05%	74.70%